13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
dmse8$mu
 03/31/2011
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: March 31, 2011
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 71
From 13F Information Table Value Total (USD): 111,807,000
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
AOL		       COM     	02364J104       195    	10006	SH   SOLE
AT&T	               COM	001957109	623	20342	SH    SOLE
Abbott Labs		COM	002824100	465	9471	SH	SOLE
American Express	COM	025816109	301	6655	SH	SOLE
Annaly Mtg Mgmt Inc	COM	035710409	561	32175	SH	SOLE
Apple Computer		COM	037833100	614	1763	SH	SOLE
Arris Group Inc		COM	04269Q100	2544	199670	SH	SOLE
Automatic Data Proc.	COM	053015103	499	9720	SH	SOLE
Berkshire Hathaway	COM	084670991	2130	17	SH	SOLE
Berkshire Hathaway B	COM	084670207	12296	147034	SH	SOLE
Bp Plc Adr		COM	055622104	2313	52411	SH	SOLE
Bristol-Myers Squibb	COM	110122108	233	8802	SH	SOLE
Cdn Nat'l Railway Co	COM	136375102	850	11290	SH	SOLE
Chevron			COM	166764100	1489	13850	SH	SOLE
Chubb			COM	171232101	294	4790	SH	SOLE
Church & Dwight		COM	171340102	228	2879	SH	SOLE
Citigroup Inc		COM	172967101	45	10077	SH	SOLE
Clorox Company		COM	189054109	1424	20326	SH	SOLE
Coca-Cola		COM	191216100	3520	53055	SH	SOLE
Colgate Palmolive	COM	194162103	3642	45100	SH	SOLE
Comcast A		COM	20030N101	348	14080	SH	SOLE
Comcast Corp A		COM	20030N200	8550	368205	SH	SOLE
Conocophillips		COM	20825C104	1537	19241	SH	SOLE
Consolidated Edison	COM	209115104	205	4050	SH	SOLE
Daylight Resources F	COM	239600109	318	27300	SH	SOLE
Diageo (Guinness)	COM	25243q205	706	9263	SH	SOLE
Directv Group Inc	COM	25459L106	233	4975	SH	SOLE
Disney			COM	254687106	1300	30174	SH	SOLE
Emerson Electric	COM	291011104	1347	23060	SH	SOLE
Exxon Mobil		COM	302290101	4491	53381	SH	SOLE
General Electric	COM	369604103	6221	310259	SH	SOLE
Global Environment Ordf	COM	P47725109	0	10000	SH	SOLE
Google			COM	38259P508	235	400	SH	SOLE
Harris Corp		COM	413875105	208	4200	SH	SOLE
Hewlett-Packard -New	COM	428236103	312	7606	SH	SOLE
I.B.M.			COM	459200101	553	3394	SH	SOLE
Jm Smucker Co		COM	832696405	280	3925	SH	SOLE
Johnson & Johnson	COM	478160104	2458	41490	SH	SOLE
Kimberly Clark		COM	494368103	253	3875	SH	SOLE
Kraft Foods A		COM	50075N104	1948	62120	SH	SOLE
McDonalds		COM	580135101	1232	16195	SH	SOLE
Medtronic		COM	585055106	1252	31806	SH	SOLE
Merck			COM	589331107	431	13049	SH	SOLE
Mercury General Corp	COM	589400100	319	8140	SH	SOLE
Microsoft		COM	594918104	7705	303464	SH	SOLE
Monsanto Co		COM	61166W101	642	8881	SH	SOLE
National Presto Ind	COM	637215104	324	2875	SH	SOLE
Nestle Sa Rep Adr	COM	641069406	1019	17736	SH	SOLE
Nokia  Spon Adr		COM	654902204	2205	259095	SH	SOLE
Paychex			COM	704326107	2773	88346	SH	SOLE
Pepsico Inc.		COM	713448108	1310	20339	SH	SOLE
Petrochina ADR F	COM	71646E100	206	1350	SH	SOLE
Philip Morris Int'l	COM	02209S103	277	4217	SH	SOLE
Procter & Gamble	COM	742718109	4456	72344	SH	SOLE
Royal Dutch Shell A	COM	780259206	285	3907	SH	SOLE
Stryker			COM	863667101	812	13357	SH	SOLE
Sysco			COM	871829107	3072	110910	SH	SOLE
Time Warner Cable A	COM	88732J207	2156	30222	SH	SOLE
Time Warner Inc		COM	887315109	4316	120893	SH	SOLE
Transocean Inc (new)	COM	G90076103	656	8419	SH	SOLE
USCI Inc		COM	90330N101	0	20000	SH	SOLE
Union Pacific		COM	907818108	293	2982	SH	SOLE
United Parcel Service	COM	911312106	2304	31007	SH	SOLE
United Technologies	COM	913017109	734	8667	SH	SOLE
Verizon Comm.		COM	92343V104	375	9737	SH	SOLE
Viacom Inc Cl B		COM	92553P201	275	5920	SH	SOLE
Visa			COM	92826C839	269	3655	SH	SOLE
Wesco Financial		COM	950817106	823	2115	SH	SOLE
Annaly Cptl Mgmt Pfd 	COM	035710508	1720	66150	SH	SOLE
General Elec Cap Corp	COM	369622485	836	32100	SH	SOLE
WR Berkley Tr 6.75% 	COM			1468	58725	SH	SOLE